Income Tax Expense - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019	Dec. 31, 2021 USD ($)
Statement [Line Items]
Applicable income tax rate	15.00%	15.00%	15.00%
Percentage of withholding tax	10.00%
Deferred tax liability for withholding tax payable	¥ 65.5	¥ 112.5		$ 10.4
Unrecognized deferred tax liability relating to undistributed earnings	¥ 195.5	¥ 236.4		$ 30.9
PRC [member] | Bottom of range [member]
Statement [Line Items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	5 years
PRC [member] | Top of range [member]
Statement [Line Items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	10 years
Malaysia [member]
Statement [Line Items]
Unrecognized tax losses expiration period for subsidiaries that have a history of losses	10 years